Subsequent Events	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events

31.SUBSEQUENT EVENTS

Prepayment of First Lien Term Loans

On February 22, 2019, the Corporation prepaid $100.0 million of its USD First Lien Term Loan (as defined above), including accrued and unpaid interest, using cash on its balance sheet.